UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

General Government Securities Money Market Fund

SEMIANNUAL REPORT May 31, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Government Securities
Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through May 31, 2007, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) held monetary policy steady throughout the reporting period.

For the six-month period ended May 31, 2007, the fund produced annualized yields of 4.47% for Class A shares and 4.28% for Class B shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 4.56% for Class A shares and 4.36% for Class B shares.1

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

Slower Growth and Persistent Inflation Kept the Fed on the Sidelines

The reporting period began in an environment of softening housing markets and declining energy prices, prompting the Fed to leave short-term interest rates unchanged at 5.25% . Declines in consumer confidence and orders for durable goods in the fourth quarter of 2006 seemed to confirm that the economy was slowing, but at a pace that seemed to hold little risk of recession. As a result, by year-end, some analysts began to predict that the Fed might reduce interest rates sometime over the foreseeable future. It later was announced that the U.S. economy overall grew at an estimated 2.5% annualized rate in the fourth quarter, which generally was in line with expectations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Although the U.S. economy appeared to gain new momentum in January 2007, when the U.S. Department of Labor reported that weekly wages rose by a relatively robust inflation-adjusted 2.1% in 2006, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.The combination of moderate economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, some investors came to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation. The Fed did just that, leaving the federal funds rate at 5.25% for the fifth consecutive time in January 2007.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February, the unemployment rate dipped to 4.5% .This development seemed to ease fears that the long U.S. economic expansion might be ending, as it would be unusual to see pronounced weakness among consumers while the labor market remained robust.

The Fed apparently endorsed this view in late March, when it again held the federal funds rate steady. However, a change in the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, further pushing back investors’ expectations of an eventual easing of monetary policy.

Economic and inflation data remained mixed in April and May. An anemic 0.6% estimate for annualized GDP growth in the first quarter represented the slowest growth rate since the first quarter of 2003. On the other hand, the core personal consumption price index — a key measure of inflation — rose by 2.2% .This is above the target rate that many Fed members have stated as the upper limit of their inflation tolerance, reinforcing investors’ views that the Fed is unlikely to reduce short-term interest rates anytime soon. Some analysts even began to discuss the possibility of further rate hikes.

In this relatively uncertain environment, we maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages.With yield differences along the money market yield curve near historically narrow levels, it made little sense to establish a longer maturity position.

This is above the target rate that many Fed members have stated as the upper limit of their inflation tolerance, reinforcing investors’ views that the Fed is unlikely to reduce short-term interest rates anytime soon. Some analysts even began to discuss the possibility of further rate hikes.

In this relatively uncertain environment, we maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages.With yield differences along the money market yield curve near historically narrow levels, it made little sense to establish a longer maturity position.

Uncertainty Regarding Fed Policy Clouds the Market Outlook

Although the Fed left interest rates unchanged at its May meeting, it clearly remains in a “wait and see” mode.While inflation continued to rank as the Fed’s predominant policy concern, it is keeping an eye on reverberations from the ongoing housing slump. Any significant spillover of weakness from housing into the employment picture could make an easing of monetary policy more likely. Conversely, if inflation remains at current levels or ticks up, the Fed may feel pressure to defend its inflation-fighting credentials by adjusting interest rates upward. Therefore, every piece of new economic data is likely to be scrutinized by analysts for its possible impact on Fed policy, making a relatively cautious investment posture prudent.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a annualized yield of 4.26% and an annualized effective yield of 4.35% .

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 3.98	$ 5.09
Ending value (after expenses)	$1,022.50	$ 1,021.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 3.98	$ 5.09
Ending value (after expenses)	$1,020.99	$ 1,019.90

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class A shares and 1.01% for Class B shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2007 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—58.3%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
6/12/07	5.25	100,000,000 [a]	99,999,629
8/15/07	5.25	50,000,000 [a]	49,998,008
4/11/08	5.24	100,000,000 [a]	99,974,904
Federal Home Loan Bank System:
7/18/07	5.22	25,000,000 [a]	24,999,617
7/25/07	5.15	150,000,000	148,852,500
Federal Home Loan Mortgage Corp.:
7/23/07	5.23	100,000,000	99,263,333
9/24/07	5.20	30,039,000	29,551,534
2/4/08	5.18	100,000,000	96,565,889
Total U.S. Government Agencies
(cost $649,205,414)			649,205,414

Repurchase Agreements—41.5%

Banc of America Securities LLC
dated 5/31/07, due 6/1/07 in the amount of
$71,010,019 (fully collateralized by $56,578,000
U.S. Treasury Bonds, 6.875%-8.125%, due
5/15/21-8/15/25, value $72,239,392 and
$180,000 U.S. Treasury Notes,
4.625%, due 8/31/11, value $180,632)	5.08	71,000,000	71,000,000
Credit Suisse (USA) Inc.
dated 5/31/07, due 6/1/07 in the amount of
$62,009,128 (fully collateralized by $421,558,484
Federal Home Loan Mortgage Corp., .78%-5.32%,
due 1/15/17-3/15/36, value $26,280,907,
$279,410,005 Federal National Mortgage
Association, .01%-7.32%, due 1/25/18-6/25/37,
value $25,596,141 and $74,548,999 Government
National Mortgage Association, .98%-4.143%,
due 10/20/31-7/20/35, value $11,364,909)	5.30	62,000,000	62,000,000
Deutsche Bank Securities
dated 5/31/07, due 6/1/07 in the amount of
$72,010,620 (fully collateralized by $43,522,529
Federal Home Loan Mortgage Corp., Participation
Certificates, 5%-5.991%, due 10/1/21-10/1/36,
value $40,345,242 and $34,000,000 Government
National Mortgage Association, 5%, due 10/20/36,
value $33,094,759)	5.31	72,000,000	72,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value (

Greenwich Capital Markets
dated 5/31/07, due 6/1/07 in the amount of
$44,006,490 (fully collateralized by $44,155,000
U.S. Treasury Notes, 4.75%, due 12/31/08,
value $44,881,504)	5.31	44,000,000	44,000,000
HSBC USA Inc
dated 5/31/07, due 6/1/07 in the amount of
$72,010,600 (fully collateralized by $40,495,000
Federal Home Loan Mortgage Corp., 5.50%, due
11/15/28, value $40,581,922, $64,020,000
Federal Home Loan Mortgage Corp., Participation
Certificates, 6%, due 4/15/37, value $15,161,562
and $29,690,921 Federal National Mortgage
Association, 5.62%-5.72%, due
6/25/31-6/25/35, value $17,700,028)	5.30	72,000,000	72,000,000
Merrill Lynch & Co. Inc.
dated 5/31/07, due 6/1/07 in the amount of
$71,009,920 (fully collateralized by $72,935,000
U.S. Treasury Notes, 4.625%, due 2/15/17,
value $72,420,449)	5.03	71,000,000	71,000,000
UBS Securities LLC
dated 5/31/07, due 6/1/07 in the amount of
$71,009,901 (fully collateralized by $71,095,000
U.S. Treasury Notes, 5.125%, due 5/15/16,
value $72,420,087)	5.02	71,000,000	71,000,000
Total Repurchase Agreements
(cost $463,000,000)			463,000,000

Total Investments (cost $1,112,205,414)		99.8%	1,112,205,414

Cash and Receivables (Net)		.2%	2,381,951

Net Assets		100.0%	1,114,587,365

[a] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

U.S. Government Agencies 58.3	Repurchase Agreements		41.5
			99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including repurchase
agreements of ($463,000,000)—Note 1(b)	1,112,205,414	1,112,205,414
Cash		1,030,878
Interest receivable		2,267,205
Prepaid expenses		156,892
		1,115,660,389

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		886,431
Payable for shares of Common Stock redeemed		73,473
Accrued expenses		113,120
		1,073,024

Net Assets ($)		1,114,587,365

Composition of Net Assets ($):
Paid-in capital		1,115,005,980
Accumulated net realized gain (loss) on investments		(418,615)

Net Assets ($)		1,114,587,365

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	60,298,168	1,054,289,197
Shares Outstanding	60,542,063	1,054,479,683

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	35,033,123
Expenses:
Management fee—Note 2(a)	3,312,122
Shareholder servicing costs—Note 2(c)	1,722,285
Distribution, service and prospectus fees—Note 2(b)	1,332,456
Custodian fees	52,014
Registration fees	49,592
Professional fees	26,511
Directors’ fees and expenses—Note 2(d)	20,899
Shareholders’ reports	7,109
Miscellaneous	19,342
Total Expenses	6,542,330
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(118,354)
Net Expenses	6,423,976
Investment Income-Net	28,609,147

Net Realized Gain (Loss) on Investments—Note 1(b) ($):	3,000
Net Increase in Net Assets Resulting from Operations	28,612,147

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2007	Year Ended
	(Unaudited)	November 30, 2006

Operations ($):
Investment income—net	28,609,147	58,074,125
Net realized gain (loss) on investments	3,000	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	28,612,147	58,074,125

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,487,273)	(16,242,581)
Class B shares	(23,121,874)	(41,831,544)
Total Dividends	(28,609,147)	(58,074,125)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,066,224,585	3,743,373,114
Class B shares	1,571,924,685	3,196,260,500
Dividends reinvested:
Class A shares	4,702,148	16,091,890
Class B shares	23,117,955	41,800,535
Cost of shares redeemed:
Class A shares	(1,371,010,312)	(3,842,161,888)
Class B shares	(1,630,472,878)	(3,209,534,543)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(335,513,817)	(54,170,392)
Total Increase (Decrease) in Net Assets	(335,510,817)	(54,170,392)

Net Assets ($):
Beginning of Period	1,450,098,182	1,504,268,574
End of Period	1,114,587,365	1,450,098,182

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.041	.022	.005	.005	.014
Distributions:
Dividends from investment
income—net	(.022)	(.041)	(.022)	(.005)	(.005)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.51[a]	4.16	2.24	.52	.52	1.38

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[a]	.80	.79	.79	.77	.77
Ratio of net expenses
to average net assets	.79[a]	.80	.79	.79	.77	.77
Ratio of net investment income
to average net assets	4.51[a]	4.06	2.18	.51	.52	1.38

Net Assets, end of period
($ x 1,000)	60,298	360,382	443,079	517,063	565,857	661,976

[a] Annualized.
See notes to financial statements.

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.039	.020	.003	.003	.011
Distributions:
Dividends from investment
income—net	(.021)	(.039)	(.020)	(.003)	(.003)	(.011)
Net asset value, end of period 1.00		1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.31[a]	3.95	2.02	.32	.29	1.14

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[a]	1.03	1.04	1.04	1.03	1.03
Ratio of net expenses
to average net assets	1.01[a]	1.01	1.01	.98	1.00	1.00
Ratio of net investment income
to average net assets	4.28[a]	3.89	1.96	.30	.29	1.13

Net Assets, end of period
($ x 1,000)	1,054,289	1,089,717	1,061,190	719,095	933,041	1,014,283

[a] Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2007, sub-accounting service fees amounted to $270,320 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distri-

butions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $421,615 available for federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to November 30, 2006. If not applied, $17,123 of the carryover expires in fiscal 2007, $41,869 expires in fiscal 2008, $13,107 expires in fiscal 2011, $25,250 expires in fiscal 2012 and $324,266 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2006 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2007, Class A shares were charged $244,727 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2007, Class B shares were charged $1,087,729 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, Class A shares were charged $64,888 pursuant to the Class A Service Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2006 through May 31, 2007, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B. Such expense limitations are voluntary, temporary and may be terminated at anytime. Pursuant to the Class B Shareholder Services Plan, during the period ended May 31, 2007, Class B shares were charged $1,621,918 and there was a reduction of $118,354 by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $18,437, pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $470,265, Rule 12b-1 distribution plan fees $189,009, shareholder services plan fees $246,482, transfer agency per account fees $6,171 and chief compliance officer fees $3,748, which are offset against an expense reimbursement currently in effect in the amount of $29,244.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

General Treasury Prime Money Market Fund

SEMIANNUAL REPORT May 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General Treasury Prime
Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2006, through May 31, 2007, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) held monetary policy steady throughout the reporting period.

For the six-month period ended May 31, 2007, the fund produced annualized yields of 4.24% for Class A shares and 4.04% for Class B shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 4.33% for Class A shares and 4.12% for Class B shares.1

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

Slower Growth and Persistent Inflation Kept the Fed on the Sidelines

The reporting period began in an environment of softening housing markets and declining energy prices, prompting the Fed to leave short-term interest rates unchanged at 5.25% .Declines in consumer confidence and orders for durable goods in the fourth quarter of 2006 seemed to confirm that the economy was slowing, but at a pace that seemed to hold little risk of recession. As a result, by year-end, some analysts began to predict that the Fed might reduce interest rates sometime over the foreseeable future. It later was announced that the U.S. economy overall grew at an estimated 2.5% annualized rate in the fourth quarter, which generally was in line with expectations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Although the U.S. economy appeared to gain new momentum in January 2007, when the U.S. Department of Labor reported that weekly wages rose by a relatively robust inflation-adjusted 2.1% in 2006, inflation drove consumer prices higher at a relatively moderate 2.5% rate in 2006, the lowest annual increase since 2003.The combination of moderate economic growth and subdued inflation delayed expectations of any changes in Fed policy. Indeed, some investors came to believe that the Fed would remain on the sidelines for much of 2007 as it scrutinized new economic data to assess the impact of its previous tightening campaign on the economy and inflation.The Fed did just that, leaving the federal funds rate at 5.25% for the fifth consecutive time in January 2007.

Despite heightened volatility in equity markets and the well-publicized slowdown in the housing sector in late February, the unemployment rate dipped to 4.5% . This development seemed to ease fears that the long U.S. economic expansion might be ending, as it would be unusual to see pronounced weakness among consumers while the labor market remained robust.

The Fed apparently endorsed this view in late March, when it again held the federal funds rate steady. However, a change in the wording of its accompanying announcement suggested that the Fed viewed the risk of inflation as greater than the risk of recession, further pushing back investors’ expectations of an eventual easing of monetary policy.

Economic and inflation data remained mixed in April and May. An anemic 0.6% estimate for annualized GDP growth in the first quarter represented the slowest growth rate since the first quarter of 2003. On the other hand, the core personal consumption price index — a key measure of inflation — rose by 2.2% .This is above the target rate that many Fed members have stated as the upper limit of their inflation tolerance, reinforcing investors’ views that the Fed is unlikely to reduce short-term interest rates anytime soon. Some analysts even began to discuss the possibility of further rate hikes.

4

In this relatively uncertain environment, we maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages.With yield differences along the money market yield curve near historically narrow levels, it made little sense to establish a longer maturity position.

Uncertainty Regarding Fed Policy Clouds the Market Outlook

Although the Fed left interest rates unchanged at its May meeting, it clearly remains in a “wait and see” mode.While inflation continued to rank as the Fed’s predominant policy concern, it is keeping an eye on reverberations from the ongoing housing slump. Any significant spillover of weakness from housing into the employment picture could make an easing of monetary policy more likely. Conversely, if inflation remains at current levels or ticks up, the Fed may feel pressure to defend its inflation-fighting credentials by adjusting interest rates upward. Therefore, every piece of new economic data is likely to be scrutinized by analysts for its possible impact on Fed policy, making a relatively cautious investment posture prudent.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A shares would have produced a annualized yield of 3.95% and an annualized effective yield of 4.03%, and the fund’s Class B shares would have produced an annualized yield of 3.84% and an annualized effective yield of 3.91%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$ 4.03	$ 5.04
Ending value (after expenses)	$1,021.40	$1,020.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007
	Class A	Class B

Expenses paid per $1,000 †	$4.03	$ 5.04
Ending value (after expenses)	$1,020.94	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A and 1.00% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2007 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—25.6%		Purchase (%)	Amount ($)	Value ($)

6/14/07		4.75	8,091,000	8,077,161
6/15/07		5.10	5,000,000	4,990,103
6/21/07		4.91	6,386,000	6,368,634
7/19/07		4.74	860,000	854,611
Total U.S. Treasury Bills
(cost $20,290,509)				20,290,509

U.S. Treasury Notes—73.1%

7/31/07		4.74	16,000,000	15,975,162
8/15/07		4.90	8,000,000	7,971,972
8/15/07		4.94	18,200,000	18,116,718
8/15/07		4.94	16,000,000	16,035,795
Total U.S. Treasury Notes
(cost $58,099,647)				58,099,647

Total Investments (cost $78,390,156)			98.7%	78,390,156
Cash and Receivables (Net)			1.3%	992,949
Net Assets			100.0%	79,383,105

Portfolio Summary	(Unaudited) †
	Value (%)			Value (%)

U.S. Treasury Notes	73.1	U.S. Treasury Bills		25.6
				98.7

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	78,390,156	78,390,156
Cash		233,946
Receivable for investment securities sold		4,996,208
Interest Receivable		716,887
Prepaid expenses		111,257
		84,448,454

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		52,493
Payable for investment securities purchased		4,990,103
Accrued expenses		22,753
		5,065,349

Net Assets ($)		79,383,105

Composition of Net Assets ($):
Paid-in capital		79,386,248
Accumulated net realized gain (loss) on investments		(3,143)

Net Assets ($)		79,383,105

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	1,075,905	78,307,200
Shares Outstanding	1,075,875	78,310,373

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2007 (Unaudited)

Investment Income ($):
Interest Income	1,810,121
Expenses:
Management fee—Note 2(a)	179,536
Shareholder servicing costs—Note 2(c)	109,953
Distribution, service and and prospectus fees—Note 2(b)	73,343
Registration fees	40,862
Professional fees	16,019
Shareholders’ reports	3,154
Custodian fees	2,146
Directors’ fees and expenses—Note 2(d)	1,490
Miscellaneous	2,580
Total Expenses	429,083
Less—reduction in service plan fees and shareholder
servicing costs due to undertaking—Note 2 (b,c)	(70,812)
Less—reduction in custody fees due to earnings credits—Note 1(b)	(27)
Net Expenses	358,244
Investment Income—Net	1,451,877

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,727
Net Increase in Net Assets Resulting from Operations	1,453,604

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2007	Year Ended
	(Unaudited)	November 30, 2006

Operations ($):
Investment income—net	1,451,877	2,476,437
Net realized gain (loss) on investments	1,727	(3,396)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,453,604	2,473,041

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(17,134)	(107,093)
Class B shares	(1,434,743)	(2,369,344)
Total Dividends	(1,451,877)	(2,476,437)

Capital Stock Transactions (1.00 per share):
Net proceeds from shares sold:
Class A shares	1,007,473	8,128,921
Class B shares	97,788,325	201,147,484
Dividends reinvested:
Class A shares	17,003	105,583
Class B shares	1,434,515	2,368,132
Cost of shares redeemed:
Class A shares	(2,192,585)	(11,365,615)
Class B shares	(94,199,479)	(180,257,577)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	3,855,252	20,126,928
Total Increase (Decrease) in Net Assets	3,856,979	20,123,532

Net Assets ($):
Beginning of Period	75,526,126	55,402,594
End of Period	79,383,105	75,526,126

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.038	.020	.004	.004	.011
Distributions:
Dividends from
investment income—net	(.021)	(.038)	(.020)	(.004)	(.004)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.29[a]	3.84	2.00	.42	.39	1.07

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[a]	1.05	1.03	.93	.85	.78
Ratio of net expenses
to average net assets	.80[a]	.80	.80	.80	.80	.78
Ratio of net investment income
to average net assets	4.25[a]	3.69	2.08	.34	.38	1.13

Net Assets, end of period
($ X 1,000)	1,076	2,244	5,375	4,848	26,315	30,428

[a] Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2007		Year Ended November 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.036	.018	.003	.002	.009
Distributions:
Dividends from
investment income—net	(.020)	(.036)	(.018)	(.003)	(.002)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.07[a]	3.64	1.80	.28	.24	.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20[a]	1.20	1.27	1.15	1.12	1.08
Ratio of net expenses
to average net assets	1.00[a]	.99	1.00	.92	.94	1.00
Ratio of net investment income
to average net assets	4.04[a]	3.64	1.88	.26	.24	.84

Net Assets, end of period
($ X 1,000)	78,307	73,282	50,027	29,806	30,537	22,878

[a] Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (2 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the aver-

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

age daily net assets of Class B shares. During the period ended May 31, 2007, sub-accounting service fees amounted to $17,752 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair

14

value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $4,870 is available to be applied for federal income tax purposes to be applied against future net securities profit, if any, realized subsequent to November 30, 2006. If not applied, $354 of the carryover expires in fiscal 2011, $1,120 expires in fiscal 2013 and $3,396 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2006 were all ordinary income.The tax character of current year distributions will be determined at the end of the fiscal year.

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the

16

value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2007, Class A shares were charged $806 pursuant to the Plan, of which $749 was reimbursed by the Manager, due to an undertaking. See Note 2(c).

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2007, Class B shares were charged $71,009 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager had undertaken from December 1, 2006 through May 31, 2007, to reduce the expenses of Class A shares if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80% of the value of the average daily net assets of Class A. Such expense limitations are voluntary, temporary and may terminated at any time. During the period ended May 31, 2007, Class A shares were charged $418 pursuant to the Class A Shareholder Services Plan, all of which was reimbursed by the Manager.

Under the Shareholder Services Plan Class B (“Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

18

The Manager had undertaken from December 1, 2006 through May 31, 2007, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be reused or terminated at any time. Pursuant to the Class B Shareholder Services Plan, during the period ended May 31, 2007, Class B shares were charged $106,513 and there was a reduction of $69,645 by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $1,081 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $31,382, Rule 12b-1 distribution plan fees $12,664, shareholder services plan fees $19,316, chief compliance officer fees $3,748 and transfer agency per account fees $370, which are offset against an expense reimbursement currently in effect in the amount of $14,987.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

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Nomination submissions are required to be accompanied by a written consent of the individual to stand election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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